SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition, General and Administrative Expense and Foreign Currency Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Revenue recognition
Number of criteria to be met prior to recognition of revenue | item	4
Return period, subsequent to the receipt of shipment	14 days			30 days
Shipping costs	$ 60,131	$ 59,964	$ 70,314
VAT on sales as a percentage on revenue from the sale of products	17.00%
General and administrative
Chargeback incurred	$ 2,929	2,354	1,227
Income taxes
Income tax due to uncertain tax positions	0	0	$ 0
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash	$ 4,829	$ 2,028